AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 7, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 227	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 228	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on August 6, 2011 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 227 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 6, 2011 as the new effective date for Post-Effective Amendment No. 195 to the Trust’s Registration Statement, which was filed on February 18, 2011 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 195 to the Trust’s Registration Statement.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant. (5)

(b)	By-laws of the Registrant. (2)

(c)	Not applicable.

(d)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (4)

(e)	Form of Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (30)

(f)	Not applicable.

(g)

1.	Form of Custody Agreement between Registrant and The Bank of New York. (2)

2.	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York. (2)

(h)

1.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (2)

2.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York. (2)

3.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant. (2)

4.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (2)

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. (2)

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. (2)

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio. (6)

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio. (6)

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio. (7)

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio. (7)

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. (10)

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. (10)

9.

Opinion and Consent of counsel with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. *

10.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio. (8)

11.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio. (8)

12.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio. (9)

13.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio. (9)

14.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio. (11)

15.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio. (11)

16.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio. (12)

17.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio. (12)

18.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear

Energy Portfolio. (16)

19.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio. (16)

20.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

21.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

22.	Opinion and consent of counsel with respect to PowerShares Ireland Portfolio. *

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio. (16)

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio. (16)

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio. (17)

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio. (17)

27.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

28.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

29.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

30.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

31.

Consent of Dechert LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global

Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (24)

32.	Opinion and consent of Dechert LLP with respect to PowerShares Build America Bond Portfolio. (21)

33.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Build America Bond Portfolio. (21)

34.	Opinion and consent of Dechert LLP with respect to PowerShares CEF Income Composite Portfolio. (23)

35.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares CEF Income Composite Portfolio. (23)

36.	Opinion and consent of counsel with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio.*

37.

Opinion and consent of Dechert LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. (25)

38.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. (25)

39.	Opinion and consent of Dechert LLP with respect to PowerShares International Corporate Bond Portfolio. (26)

40.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares International Corporate Bond Portfolio. (26)

41.

Consent of Dechert LLP with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. (27)

42.	Consent of Dechert LLP with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio. (28)

43.	Opinion and consent of counsel with respect to PowerShares Intermediate Build America Bond Portfolio. *

44.	Opinion and consent of Dechert LLP with respect to the PowerShares KBW Premium Yield Equity

REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio. (29)

45.

Opinion and consent of Bingham McCutchen LLP with respect to the PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio. (29)

46.	Opinion and consent of counsel with respect to the PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio. *

47.	Opinion and consent of Dechert LLP with respect to the PowerShares Senior Loan Portfolio. (30)

48.	Opinion and consent of Bingham McCutchen LLP with respect to the PowerShares Senior Loan Portfolio. (30)

49.

Consent of Dechert LLP with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (31)

50.	Opinion and consent of Dechert LLP with respect to PowerShares S&P 500® High Beta Portfolio and PowerShares S&P 500® Low Volatility Portfolio. (32)

51.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P 500® High Beta Portfolio and PowerShares S&P 500® Low Volatility Portfolio. (32)

52.	Opinion and consent of Dechert LLP with respect to PowerShares Convertible Securities Portfolio. (33)

53.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Convertible Securities Portfolio. (33)

54.	Opinion and consent of counsel with respect to PowerShares Fundamental Investment Grade Corporate Bond Portfolio. *

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. *

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (14)

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio. (16)

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio. *

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio. (16)

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio. (17)

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

10.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE

RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (24)

11.	Consent of Independent Registered Public Accounting Firm with respect PowerShares Build America Bond Portfolio. (21)

12.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio. *

13.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. (27)

14.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio. (28)

15.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (31)

16.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Fundamental Investment Grade Corporate Bond Portfolio. *

17.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares S&P

500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio. *

18.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Intermediate Build America Bond Portfolio. *

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

1.	Code of Ethics of the Registrant. (2)

2.	Code of Ethics of Invesco Distributors, Inc. (1)

3.	Code of Ethics of Invesco PowerShares Capital Management LLC. (30)

4.	Code of Ethics of Invesco Senior Secured Management, Inc. (30)

(q)

1.	Powers of Attorney. (34)

*	To be filed by amendment.

(1)	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
(2)	Incorporated by reference to Pre-Effective Amendment No. 1, filed on June 6, 2007.
(3)	Incorporated by reference to Post-Effective Amendment No. 1, filed on June 13, 2007.
(4)	Incorporated by reference to Post-Effective Amendment No. 2, filed on July 17, 2007.
(5)	Incorporated by reference to Post-Effective Amendment No. 7, filed on September 20, 2007.
(6)	Incorporated by reference to Post-Effective Amendment No. 10, filed on September 24, 2007.
(7)	Incorporated by reference to Post-Effective Amendment No. 12, filed on October 3, 2007.
(8)	Incorporated by reference to Post-Effective Amendment No. 15, filed on October 3, 2007.
(9)	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
(10)	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.
(11)	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
(12)	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
(13)	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
(14)	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
(15)	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
(16)	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
(17)	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.
(18)	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.
(19)	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.
(20)	Incorporated by reference to Post-Effective Amendment No. 87, filed on February 27, 2009.
(21)	Incorporated by reference to Post-Effective Amendment No. 119, filed on November 10, 2009.
(22)	Incorporated by reference to Post-Effective Amendment No. 123, filed on December 28, 2009.

(23)	Incorporated by reference to Post-Effective Amendment No. 128, filed on January 22, 2010.
(24)	Incorporated by reference to Post-Effective Amendment No. 132, filed on February 26, 2010.
(25)	Incorporated by reference to Post-Effective Amendment No. 136, filed on March 24, 2010.
(26)	Incorporated by reference to Post-Effective Amendment No. 145, filed on May 18, 2010.
(27)	Incorporated by reference to Post-Effective Amendment No. 155, filed on June 29, 2010.
(28)	Incorporated by reference to Post-Effective Amendment No. 159, filed on July 23, 2010.
(29)	Incorporated by reference to Post-Effective Amendment No. 178, filed on November 16, 2010.
(30)	Incorporated by reference to Post-Effective Amendment No. 192, filed on January 31, 2011.
(31)	Incorporated by reference to Post-Effective Amendment No. 200, filed on February 28, 2011.
(32)	Incorporated by reference to Post-Effective Amendment No. 205, filed on March 24, 2011.
(33)	Incorporated by reference to Post-Effective Amendment No. 213, filed on April 26, 2011.
(34)	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 30. Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification .  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications .  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 32.  Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is Invesco Distributors, Inc. (formerly Invesco Aim Distributors, Inc.) which acts as distributor for the Registrant and the following other funds:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Balanced Fund

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Dividend Growth Securities Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund

Invesco Fundamental Value Fund

Invesco Large Cap Relative Value Fund

Invesco Multi-Sector Fund

Invesco New York Tax-Free Income Fund

Invesco S&P 500 Index Fund

Invesco Select Real Estate Income Fund

Invesco Structured Core Fund

Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Core Equity Fund

Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Equity Premium Income Fund

Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Capital Development Fund

Invesco Charter Fund

Invesco Constellation Fund

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund

Invesco Large Cap Basic Value Fund

Invesco Large Cap Growth Fund

Invesco Summit Fund

AIM Funds Group (Invesco Funds Group)

Invesco Basic Balanced Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Mid Cap Basic Value Fund

Invesco Select Equity Fund

Invesco Small Cap Equity Fund

AIM Growth Series (Invesco Growth Series)

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Basic Value Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Invesco Van Kampen Asset Allocation Conservative Fund

Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation Moderate Fund

Invesco Van Kampen Harbor Fund

Invesco Van Kampen Leaders Fund

Invesco Van Kampen Real Estate Securities Fund

Invesco Van Kampen U.S. Mortgage Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodities Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Global Fund

Invesco Global Advantage Fund

Invesco Global Dividend Growth Securities Fund

Invesco Global Health Care Fund

Invesco Health Sciences Fund

Invesco International Total Return Fund

Invesco Japan Fund

Invesco LIBOR Alpha Fund

Invesco Pacific Growth Fund

Invesco Small Companies Fund

Invesco Van Kampen Emerging Markets Fund

Invesco Van Kampen Global Equity Allocation Fund

Invesco Van Kampen Global Franchise Fund

Invesco Van Kampen Global Tactical Asset Allocation Fund

Invesco Van Kampen International Advantage Fund

Invesco Van Kampen International Growth Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Core Bond Fund

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco High Yield Securities Fund

Invesco Income Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Municipal Bond Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Invesco Van Kampen Core Plus Fixed Income Fund

Invesco Van Kampen Corporate Bond Fund

Invesco Van Kampen Government Securities Fund

Invesco Van Kampen High Yield Fund

Invesco Van Kampen Limited Duration Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Energy Fund

Invesco Financial Services Fund

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund

Invesco Mid-Cap Value Fund

Invesco Small-Mid Special Value Fund

Invesco Special Value Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Mid Cap Value Fund

Invesco U.S. Small Cap Value Fund

Invesco U.S. Small/Mid Cap Value Fund

Invesco Utilities Fund

Invesco Value Fund

Invesco Value Fund II

Invesco Van Kampen American Value Fund

Invesco Van Kampen Capital Growth Fund

Invesco Van Kampen Comstock Fund

Invesco Van Kampen Enterprise Fund

Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Technology Fund

Invesco Van Kampen Utility Fund

Invesco Van Kampen Value Opportunities Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco High Income Municipal Fund

Invesco Municipal Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Exempt Securities Fund

Invesco Tax-Free Intermediate Fund

Invesco Van Kampen California Insured Tax Free Fund

Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Insured Tax Free Income Fund

Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Basic Balanced Fund

Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Dividend Growth Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Dynamics Fund

Invesco V.I. Financial Services Fund

Invesco V.I. Global Dividend Growth Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Multi-Asset Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund

Invesco V.I. Income Builder Fund

Invesco V.I. International Growth Fund

Invesco V.I. Large Cap Growth Fund

Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Balanced Fund

Invesco V.I. Select Dimensions Dividend Growth Fund

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Government Fund

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. High Yield Fund

Invesco Van Kampen V.I. International Growth Equity Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen V.I. Value Fund

Invesco Prime Income Trust

Invesco Van Kampen Senior Loan Fund

Invesco Van Kampen Exchange Fund

Short-Term Investments Trust

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares India Exchange-Traded Fund Trust

**Please note that PowerShares Exchange-Traded Fund Trust II is also distributed by Invesco Distributors, Inc., but not included in this list because it is the registrant filing the N-1A.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Robert C. Brooks	None	Director
John S. Cooper	None	Director & President
William Hoppe, Jr.	None	Director & Executive Vice President
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
David A. Hartley	None	Treasurer & Chief Financial Officer
Lisa O. Brinkley	None	Chief Compliance Officer
Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*                 The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173.

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

Not applicable.

Item 33.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 3 1(A) OF THE 1940 ACT [15 U.S.C. 80A-30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 34.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 35.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 7th day of July, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	July 7, 2011
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	July 7, 2011
Sheri Morris

/s/ Anna Paglia	Secretary	July 7, 2011
Anna Paglia

*/s/ H. Bruce Bond	Chairman and Trustee	July 7, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	July 7, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	July 7, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	July 7, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	July 7, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	July 7, 2011
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	July 7, 2011
Donald S. Wilson

*By: /s/ Anna Paglia		July 7, 2011
Anna Paglia
Attorney-In-Fact

Exhibit Index

(q)(1)      Powers of Attorney.